Related Parties - Additional Information (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related party transactions [abstract]
Key management executive officers personnel loans	₺ 0	₺ 0
Amount of letters of guarantee given to the related parties	₺ 333,604	₺ 226,195